Earnings Per Share- Disclosure of Basic Earnings Per Share (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [Line Items]
Profit attributable to owners of the Company	¥ 16,804,380	¥ 12,354,114	¥ 13,332,431
Weighted average number of ordinary shares in issue	1,181,850,488	1,104,155,407	1,086,698,914
Ordinary shares [member]
Earnings per share [Line Items]
Basic earnings (in RMB)	¥ 14.22	¥ 11.19	¥ 12.27
American depositary shares [member]
Earnings per share [Line Items]
Basic earnings (in RMB)	¥ 7.11	¥ 5.59